Share Capital, Share Premium, Reserves - Other comprehensive income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Capital, Share Premium, Reserves
Opening value at January 1,	€ 914	€ 137
Currency translation differences	228	766	€ (120)
Remeasurements of post-employment benefit obligations	(18)	11	81
Total Other comprehensive income at December 31,	1,124	914	137
Currency translation reserve
Share Capital, Share Premium, Reserves
Opening value at January 1,	820	54
Currency translation differences	228	766
Remeasurements of post-employment benefit obligations	0
Total Other comprehensive income at December 31,	1,048	820	54
Post- employment benefit obligations
Share Capital, Share Premium, Reserves
Opening value at January 1,	94	83
Remeasurements of post-employment benefit obligations	(18)	11
Total Other comprehensive income at December 31,	€ 76	€ 94	€ 83